Variable Interest Entities - Additional Information (Details) $ in Millions	Dec. 31, 2015 site	Dec. 23, 2015 USD ($)
Equity Method Investments And Joint Ventures [Abstract]
Number of Sites from Variable Interest Entities | site	37
Number of leases from variable interest entities | site	33
Total Debt Assumption Rights of Variable Interest Entities | $		$ 44.3
Purchase of Assets From Variable Interest Entities | $		$ 53.7